Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2019,
the Group’
s

future minimum commitments under
non-cancelable
agreements was as follows:

	Less than o ne y ear	One to t hree y ears	More than t hree y ears	As of December 31, 2019
	RMB	RMB	RMB	RMB
Purchase commitments	45,076	3,021	245	48,342

Total	45,076	3,021	245	48,342